LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 12, 2014

TO THE PROSPECTUS OF

LEGG MASON TARGET RETIREMENT 2015,

LEGG MASON TARGET RETIREMENT 2020,

LEGG MASON TARGET RETIREMENT 2025,

LEGG MASON TARGET RETIREMENT 2030,

LEGG MASON TARGET RETIREMENT 2035,

LEGG MASON TARGET RETIREMENT 2040,

LEGG MASON TARGET RETIREMENT 2045,

LEGG MASON TARGET RETIREMENT 2050 AND

LEGG MASON TARGET RETIREMENT FUND,

DATED JUNE 1, 2013

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the funds’ Prospectus:

Effective June 30, 2014, the funds will be renamed as follows:

Current Name	New Name
Legg Mason Target Retirement 2015	QS Legg Mason Target Retirement 2015
Legg Mason Target Retirement 2020	QS Legg Mason Target Retirement 2020
Legg Mason Target Retirement 2025	QS Legg Mason Target Retirement 2025
Legg Mason Target Retirement 2030	QS Legg Mason Target Retirement 2030
Legg Mason Target Retirement 2035	QS Legg Mason Target Retirement 2035
Legg Mason Target Retirement 2040	QS Legg Mason Target Retirement 2040
Legg Mason Target Retirement 2045	QS Legg Mason Target Retirement 2045
Legg Mason Target Retirement 2050	QS Legg Mason Target Retirement 2050
Legg Mason Target Retirement Fund	QS Legg Mason Target Retirement Fund

Effective June 30, 2014, the name of the funds’ subadviser will change from Legg Mason Global Asset Allocation, LLC to QS Legg Mason Global Asset Allocation, LLC.

Effective May 30, 2014, the sections of the Prospectus titled “Management — Portfolio Managers — LMGAA” (except for Target Retirement Fund) are replaced with the following text:

LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of LMGAA) and Ms. Tesler (Portfolio Manager of LMGAA) have been portfolio managers for the fund since May 30, 2014.

Effective May 30, 2014, the section of the Prospectus titled “Management — Portfolio Managers” for Target Retirement Fund is replaced with the following text:

Portfolio managers: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of LMGAA) and Ms. Tesler (Portfolio Manager of LMGAA) have been portfolio managers for the fund since May 30, 2014.

Effective May 30, 2014, the following replaces the address for LMGAA in the section of the Prospectus titled “More on fund management”:

LMGAA has offices at 880 Third Avenue, New York, New York 10022.

Effective May 30, 2014, the section of the Prospectus titled “More on fund management — Portfolio managers — LMGAA” is replaced with the following text:

LMGAA (responsible for the implementation of the funds’ overall asset allocation and the Dynamic Risk Management strategy).

LMGAA utilizes a team management approach headed by Y. Wayne Lin, Thomas Picciochi and Ellen Tesler to manage the assets of each fund.

Y. Wayne Lin serves as Portfolio Manager and assists the portfolio management team with the execution of the Dynamic Risk Management strategy. Mr. Lin has been a portfolio manager of each fund since August 2011. Mr. Lin serves as Portfolio Manager for LMGAA and has 20 years of investment experience. Prior to June 2014, he served as Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of LMGAA. From 2002 to 2005, Mr. Lin served as an Analyst at Citigroup Asset Management (“CAM”). Prior to joining CAM in 2002, Mr. Lin held the following professional positions: Internal Management Consultant at TIAA-CREF; Associate Director at Barra Strategic Consulting Group; and Associate at Booz Allen and Hamilton.

Thomas Picciochi has served as a portfolio manager of each fund since May 2014. Mr. Picciochi serves as a Portfolio Manager of LMGAA and has 24 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Ellen Tesler has served as a portfolio manager of each fund since May 2014. Ms. Tesler serves as a Portfolio Manager of LMGAA and has 15 years of investment experience. She has been a member of the portfolio management and trading group at QS Investors since 2010. She was formerly a portfolio manager within the Strategic Asset Allocation Team at Deutsche Asset Management from 2003 to 2010. At Deutsche Asset Management she also served as a quantitative analyst for fundamental equity teams from 2000 to 2002. Prior to joining Deutsche Asset Management, she spent a year as a quantitative analyst at Lord Abbett and Company. She received both her B.B.A. and M.B.A. from Pace University.

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The effectiveness of the changes described in this supplement are contingent upon the closing of the acquisition of QS Investors by Legg Mason, Inc.

Please retain this supplement for future reference.

LMFX016382

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